LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term borrowings by type
Unsecured long-term loans and borrowings	¥ 85,250	¥ 167,250
Secured long-term loans and borrowings	5,716,990	3,620,053
Long-term borrowings	¥ 5,802,240	¥ 3,787,303
Weighted average interest rates of long-term borrowings	7.42%	6.93%